RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

11.     RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Group in six months ended June 30, 2020 and 2021 consisted of:

Related Party	Nature of the party	Relationship with the Group
Dr. Chris Chang Yu	Individual	Founder and Chairman with majority voting control
Ms. Lin Yu	Individual	Director of the Group
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. (“Anpai”)	Health management	Equity investee of the Group
Anpac Beijing	Health management	Equity investee of the Group
Jiaxing Zhijun Sihang Investment Partnership Enterprises (limited partnership) (“Jiaxing Zhijun”)	Private equity investment	Shareholder
Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”)	Investment management	General partner of the shareholder
CRS	Investor	Controlled by Dr. Chris Chang Yu
Jiangsu Anpac	Health management	Equity investee of the Group
Shanghai Yulin Information Technology Co., Ltd. (“Shanghai Yulin”)	Information technology	Controlled by Ms. Lin Yu
Weidong Dai	Individual	Director of the Group
Xuedong Du	Individual	Director of the Group
Rouou Ying	Individual	Supervisor of Apanc lishui
Xing Pu	Individual	Director of Lishui anpac
Shanghai Muqing Industrial Co., Ltd. (“Shanghai Muqing Industrial”)	Investor	Equity investee of Muqing Anpanc
Shanghai Muqing Jiahe Healthcare Management Co., Ltd. (Shanghai Muqing Jiahe)	Health management	Controlled by Shanghai Muqing industrial

11.     RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)	Related party balances

	As of December 31,	As of June 30
	2020	2021	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Due from related parties:
Anpai(1)	215	66	11
Shanghai Yulin	13	10	2
Shanghai Muqing Jiahe	9	9	1
Anpac Beijing(2)	200	1,066	165
Xuedong Du	832	124	19
Xing Pu	8	8	1
Rouou Ying	—	5	1
Shanghai Muqing Industrial	—	27	4
CRS(3)	—	6,947	1,076
	1,277	8,262	1,280
(1)	The balance as of June 30, 2021 mainly represented non-interest bearing balance due from Anpai.

(2)	Anpac Beijing provides market promotion services to the Company. The balance represented prepaid promotion expenses to Anpac Beijing. Subsequently, approximately RMB525were utilized as of the date of this report.

(3)	Primarily included receivable from stock options exercised by Dr. Chris Chang Yu prior to June 30, 2021 and had not yet paid for. The balance was fully offset subsequently with payables in related to acquisition of 40% equity interest in Anpai (Shanghai) Health Management Consulting Co., Ltd. (Note 13)

Amounts due from Anpai, Jingsu Anpac and Jiaxing Zhijun comprise of accounts receivable. Amounts due from Shanghai Yulin comprise of other current assets.

	As of December 31,	As of June 30
	2020	2021	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Due to related parties:
CRS	2,802	—	—
Zhijun	55	55	9
Jiaxing Zhijun	877	859	133
Jiangsu Anpac	302	279	43
Weidong Dai	22	27	4
Rouou Ying	4	—	—
Shanghai Muqing Industrial	68	—	—
	4,130	1,220	189

Amounts due to Jiangsu Anpac comprise of loans which were interest-free, unsecured and repayable on demand.

11.     RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(b)	Related party transactions

During the six months ended June 30, 2020 and 2021, related party transactions consisted of the following:

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue rendered to Anpac Beijing	1	—	—
Revenue rendered to Jiangsu Anpac	32	115	18
Revenue rendered to Anpai.	549	1	—
Consulting service received from Anpac Beijing	888	525	81
Consulting service received from Jiangsu Anpac	—	129	20
Rent from Shanghai muqing industrial	126	158	24
Repayment to Zhijun	(17,752)	—	—
Interest expense to Jiaxing Zhijun	1,694	1,779	276
Loan from CRS	2,108	—	—
Repayment of loan to CRS	—	3,648	565

(c)	Guarantor

The Group’s short-term borrowings of RMB 6,000 are guaranteed by Dr. Chris Chang Yu.